CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities:
Net loss	$ (6,233)	$ (3,979)	$ (12,360)	$ (7,937)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation	1,332	1,141	2,746	2,229
Stock-based compensation	2,169	2,261	4,706	3,705
Amortization of intangible assets	235	234	470	471
Increase (Decrease) in accrued severance pay, net	26	12	20	(60)
Decrease (increase) in other assets	19	(458)	436	1,041
Decrease in accrued interest and amortization of premium on marketable securities	16	32	48	107
Changes in operating leases, net	(191)	(479)	(563)	(711)
Increase in trade receivables	(4,082)	(3,113)	(4,807)	(10,256)
Decrease (Increase) in other receivables and prepaid expenses	141	3,094	(893)	3,522
Decrease (Increase) in inventories	591	4,246	(1,164)	3,289
Decrease in long-term deferred taxes, net	0	103	0	175
Increase (Decrease) in trade payables	(1,433)	334	(937)	(536)
Increase (decrease) in employees and payroll accruals	523	1,286	(1,963)	(623)
Increase in deferred revenues	287	1,640	1,129	16,612
Decrease in other payables, accrued expenses and other long term liabilities	(1,252)	(2,761)	(1,523)	(3,364)
Amortization of issuance costs of Convertible debt	49	0	71	0
Net cash provided by (used in) operating activities	(7,803)	3,593	(14,584)	7,664
Cash flows from investing activities:
Decrease (increase) in restricted deposit	260	(2,440)	380	(2,874)
Redemption of (Investment in) short-term deposits	520	100	(25,180)	(24,200)
Purchase of property and equipment	(1,281)	(1,934)	(2,556)	(3,629)
Proceeds from redemption or sale of available-for sale marketable securities	2,872	3,231	6,030	7,579
Net cash provided by (used in) investing activities	2,371	(1,043)	(21,326)	(23,124)
Cash flows from financing activities:
Proceeds from exercise of stock options	15	908	250	2,467
Issuance of convertible debt	0	0	39,404	0
Net cash provided by financing activities	15	908	39,654	2,467
Increase (Decrease) in cash and cash equivalents	(5,417)	3,458	3,744	(12,993)
Cash and cash equivalents at the beginning of the period	20,878	7,148	11,717	23,599
Cash and cash equivalents at the end of the period	$ 15,461	$ 10,606	$ 15,461	$ 10,606